Schedule of Investments (unaudited) January 31, 2024	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 6.3%
Aier Eye Hospital Group Co. Ltd., Class A	69,500	$124,042
Alibaba Group Holding Ltd.	16,800	150,679
Anjoy Foods Group Co. Ltd., Class A	29,500	305,318
Asymchem Laboratories Tianjin Co. Ltd., Class A	21,100	251,639
Baidu, Inc., Class A (a)	47,650	616,934
Bank of China Ltd., Class H	1,280,000	480,346
Beijing Shiji Information Technology Co. Ltd., Class A (a)	666,300	658,027
China Construction Bank Corp., Class H	379,000	225,074
China Minsheng Banking Corp. Ltd., Class H	540,000	179,601
China Overseas Property Holdings Ltd., Class H	535,000	354,593
China Resources Pharmaceutical Group Ltd. (b)	839,500	511,862
China Tower Corp. Ltd., Class H (b)	7,042,000	783,361
COSCO SHIPPING Holdings Co. Ltd., Class H	642,000	674,503
Fosun International Ltd.	641,000	336,381
Haidilao International Holding Ltd. (b)	588,000	926,403
Huadong Medicine Co. Ltd., Class A	42,500	171,211
Huaneng Power International, Inc., Class H (a)	892,000	503,013
Hundsun Technologies, Inc., Class A	114,700	335,251
Industrial & Commercial Bank of China Ltd., Class H	944,000	459,850
JD.com, Inc., Class A	60,850	686,153
Jiangxi Copper Co. Ltd., Class H	92,000	128,665
Kingboard Holdings Ltd.	136,500	242,957
Kuaishou Technology (a)(b)	84,900	427,925
Li Auto, Inc., Class A (a)	65,500	905,401
Li Ning Co. Ltd.	62,500	133,520
NetEase, Inc.	53,800	1,045,770
Nongfu Spring Co. Ltd., Class H (b)	152,200	826,012
PetroChina Co. Ltd., Class A	300,700	349,830
PetroChina Co. Ltd., Class H	1,114,000	805,829
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	243,400	574,593
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	439,800	621,661
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,700	287,869
Shenzhen SC New Energy Technology Corp., Class A	91,200	717,563
Shenzhen Transsion Holdings Co. Ltd., Class A	23,656	449,673
Skshu Paint Co. Ltd., Class A (a)	24,000	120,230
Tencent Holdings Ltd.	34,400	1,194,069
Tongcheng Travel Holdings Ltd. (a)	566,000	1,154,557
Trip.com Group Ltd. (a)	10,300	374,914
Tsingtao Brewery Co. Ltd., Class H	26,000	148,375
Wilmar International Ltd.	170,700	417,991
Yutong Bus Co. Ltd., Class A	334,800	705,504
Zhejiang Weixing New Building Materials Co. Ltd., Class A	373,200	705,983

		21,073,132

Denmark — 2.3%
Novo Nordisk A/S, Class B	68,700	7,852,711

France — 2.3%
Hermes International SCA	725	1,529,503
L’Oreal SA	2,554	1,222,227
LVMH Moet Hennessy Louis Vuitton SE	6,091	5,068,068

		7,819,798

Germany — 0.2%
Symrise AG, Class A	5,393	556,416

Hong Kong — 1.1%
Bosideng International Holdings Ltd.	568,000	256,768
HKT Trust & HKT Ltd., Class SS	1,584,000	1,902,795

Security	Shares	Value

Hong Kong (continued)
Hongkong Land Holdings Ltd.	273,900	$854,980
Jardine Matheson Holdings Ltd.	12,800	513,973
Wharf Real Estate Investment Co. Ltd.	61,000	178,720

		3,707,236

India — 3.3%
Asian Paints Ltd.	32,536	1,155,728
Bajaj Auto Ltd.	16,013	1,480,288
Bharat Petroleum Corp. Ltd.	124,463	754,377
Eicher Motors Ltd.	12,170	563,364
HCL Technologies Ltd.	78,390	1,486,720
Hindustan Petroleum Corp. Ltd. (a)	96,389	537,924
Indian Oil Corp. Ltd.	480,278	850,509
Indraprastha Gas Ltd.	43,923	227,862
Kotak Mahindra Bank Ltd.	19,037	418,411
One 97 Communications Ltd. (a)	25,867	236,508
Petronet LNG Ltd.	100,610	326,153
Power Grid Corp. of India Ltd.	222,734	695,675
Sun Pharmaceutical Industries Ltd.	13,112	224,004
Tata Consultancy Services Ltd.	22,283	1,023,482
Torrent Pharmaceuticals Ltd.	23,773	724,472
UltraTech Cement Ltd.	3,231	395,061

		11,100,538

Indonesia — 0.2%
Bank Central Asia Tbk PT	449,600	272,020
Bank Mandiri Persero Tbk PT	533,300	224,528
Bank Syariah Indonesia Tbk PT	1,059,000	156,155

		652,703

Ireland — 0.7%
Jazz Pharmaceuticals PLC (a)	3,718	456,273
Kingspan Group PLC	12,074	980,609
Seagate Technology Holdings PLC	8,637	740,018

		2,176,900

Italy — 1.4%
Ferrari NV	12,332	4,300,627
UniCredit SpA	12,501	366,180

		4,666,807

Japan — 7.7%
Asahi Kasei Corp.	37,000	280,591
FUJIFILM Holdings Corp.	37,000	2,345,241
Hikari Tsushin, Inc.	1,900	331,075
Japan Post Insurance Co. Ltd.	17,400	325,761
JFE Holdings, Inc.	14,700	232,096
Keyence Corp.	200	89,479
Koei Tecmo Holdings Co. Ltd.	63,200	787,229
Kyushu Railway Co.	12,500	274,750
Makita Corp.	8,600	231,469
MEIJI Holdings Co. Ltd.	38,400	928,689
Mitsubishi Chemical Group Corp.	48,900	294,854
Mitsubishi Electric Corp.	42,500	630,713
Mizuho Financial Group, Inc.	72,500	1,316,713
Nexon Co. Ltd.	48,300	770,821
NIDEC Corp.	30,600	1,141,282
Nintendo Co. Ltd.	9,600	536,360
Nippon Paint Holdings Co. Ltd.	175,900	1,385,445
Nippon Steel Corp.	23,800	572,739
Nomura Research Institute Ltd.	45,800	1,400,725
Obic Co. Ltd.	1,800	278,047
Ono Pharmaceutical Co. Ltd.	60,000	1,081,448
Oracle Corp. Japan	8,300	654,116
Otsuka Corp.	37,000	1,556,877

1

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Panasonic Holdings Corp.	87,600	$825,085
Sekisui Chemical Co. Ltd.	33,000	471,159
Shiseido Co. Ltd.	61,300	1,708,841
SoftBank Corp.	238,200	3,164,688
Sompo Holdings, Inc.	12,300	637,773
Sumitomo Mitsui Financial Group, Inc.	8,300	431,711
TIS, Inc.	11,900	264,678
Tokyo Electron Ltd.	4,200	779,404

		25,729,859

Mexico — 0.1%
Fibra Uno Administracion SA de CV	172,971	294,055

Netherlands — 2.6%
ASML Holding NV	9,307	8,074,640
BE Semiconductor Industries NV	3,437	516,507
Shell PLC	7,328	229,356

		8,820,503

Singapore — 0.0%
Singapore Telecommunications Ltd.	92,000	164,178

South Korea — 1.8%
Doosan Bobcat, Inc.	7,819	297,779
Hyundai Glovis Co. Ltd.	1,106	144,822
Hyundai Mobis Co. Ltd.	3,239	507,724
Hyundai Motor Co.	2,525	367,262
JYP Entertainment Corp.	4,730	266,202
KB Financial Group, Inc.	48,423	2,054,962
Krafton, Inc. (a)	3,184	510,575
Meritz Financial Group, Inc.	12,346	633,844
Orion Corp./Republic of Korea	6,988	483,325
Samsung C&T Corp.	5,721	591,005

		5,857,500

Sweden — 0.3%
Assa Abloy AB, Class B	33,633	922,409

Switzerland — 0.4%
Nestle SA, Registered Shares, Class N	3,918	446,458
Sika AG, Registered Shares	2,886	796,703

		1,243,161

Taiwan — 3.3%
Acer, Inc.	743,000	1,091,165
Advantech Co. Ltd.	100,898	1,087,601
ASE Technology Holding Co. Ltd.	41,000	177,275
Asustek Computer, Inc.	96,000	1,363,133
Cheng Shin Rubber Industry Co. Ltd.	192,000	278,389
Chunghwa Telecom Co. Ltd.	242,000	917,400
Compal Electronics, Inc.	1,401,000	1,606,746
Evergreen Marine Corp. Taiwan Ltd.	68,000	326,166
Far EasTone Telecommunications Co. Ltd.	136,000	349,088
Lite-On Technology Corp.	220,000	761,885
MediaTek, Inc.	7,000	216,003
Novatek Microelectronics Corp.	30,000	488,691
Quanta Computer, Inc.	144,000	1,138,610
Taiwan Mobile Co. Ltd.	46,000	143,789
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	340,314
WPG Holdings Ltd.	214,000	595,755
Yang Ming Marine Transport Corp.	144,000	219,575

		11,101,585

Security	Shares	Value

United Kingdom — 1.7%
Auto Trader Group PLC (b)	75,126	$691,150
London Stock Exchange Group PLC	19,839	2,244,069
Spirax-Sarco Engineering PLC	22,987	2,893,163

		5,828,382

United States — 60.8%
3M Co.	3,483	328,621
Abbott Laboratories	2,233	252,664
AbbVie, Inc.	13,328	2,191,123
Adobe, Inc. (a)	1,178	727,745
Alphabet, Inc., Class C (a)	29,431	4,173,316
Altair Engineering, Inc., Class A (a)	11,309	961,491
Amazon.com, Inc. (a)	1,808	280,602
American Electric Power Co., Inc.	5,335	416,877
American Water Works Co., Inc.	15,440	1,914,869
AMETEK, Inc.	11,449	1,855,310
Amgen, Inc.	4,038	1,268,982
ANSYS, Inc. (a)	10,035	3,289,774
Aon PLC, Class A	791	236,058
Applied Materials, Inc.	2,552	419,294
Assurant, Inc.	1,970	330,862
AT&T, Inc.	88,556	1,566,556
Atmos Energy Corp.	4,748	540,987
Aura Biosciences, Inc. (a)	12,294	94,664
Autodesk, Inc. (a)	1,417	359,649
Baxter International, Inc.	6,420	248,390
Berkshire Hathaway, Inc., Class B (a)	407	156,182
Block, Inc., Class A (a)	8,131	528,596
Booking Holdings, Inc. (a)	613	2,150,079
Boston Scientific Corp. (a)	1,589	100,520
Bristol-Myers Squibb Co.	40,284	1,968,679
Cadence Design Systems, Inc. (a)	24,757	7,141,404
Capital One Financial Corp.	1,962	265,498
Centene Corp. (a)	22,393	1,686,417
CH Robinson Worldwide, Inc.	20,463	1,720,734
Cheniere Energy, Inc	2,008	329,292
Cisco Systems, Inc.	26,927	1,351,197
Clorox Co.	2,174	315,774
CME Group, Inc., Class A	3,817	785,691
Coca-Cola Co.	7,950	472,946
Colgate-Palmolive Co.	13,160	1,108,072
Comcast Corp., Class A	11,900	553,826
ConocoPhillips	2,393	267,705
Consolidated Edison, Inc.	17,049	1,549,754
Costco Wholesale Corp.	8,598	5,974,578
Coterra Energy, Inc.	10,546	262,384
Cummins, Inc.	1,315	314,680
D.R. Horton, Inc.	2,548	364,135
Dell Technologies, Inc., Class C	4,652	385,558
Dexcom, Inc. (a)	4,211	511,005
DocuSign, Inc. (a)	5,707	347,670
Duke Energy Corp.	8,177	783,602
eBay, Inc.	11,194	459,738
Electronic Arts, Inc.	7,328	1,008,186
Eli Lilly & Co.	305	196,911
Enterprise Products Partners LP	8,508	227,674
EOG Resources, Inc.	2,733	310,988
Essential Utilities, Inc.	6,536	234,381
Exact Sciences Corp. (a)	9,311	608,939
Fastenal Co.	7,154	488,117
Floor & Decor Holdings, Inc., Class A (a)	28,062	2,821,915

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fortinet, Inc. (a)	13,104	$845,077
Fortune Brands Innovations, Inc.	9,900	768,141
Franklin Resources, Inc.	70,798	1,885,351
General Mills, Inc.	17,049	1,106,651
Gilead Sciences, Inc.	22,570	1,766,328
GoDaddy, Inc., Class A (a)	3,084	328,939
Healthpeak Properties, Inc.	16,309	301,717
Hewlett Packard Enterprise Co.	27,533	420,980
Hormel Foods Corp.	22,266	676,218
Humana, Inc.	5,579	2,109,197
Incyte Corp. (a)	21,870	1,285,300
Insulet Corp. (a)	4,194	800,509
International Paper Co.	34,420	1,233,269
Intuit, Inc.	5,948	3,755,151
Intuitive Surgical, Inc. (a)	10,633	4,021,613
J M Smucker Co.	17,050	2,242,927
Jacobs Solutions, Inc.	1,353	182,344
Johnson & Johnson	13,910	2,210,299
Juniper Networks, Inc.	33,451	1,236,349
Kellanova	47,911	2,623,606
Keysight Technologies, Inc. (a)	8,997	1,378,880
Kimberly-Clark Corp.	20,499	2,479,764
KLA Corp.	1,662	987,294
Lam Research Corp.	904	745,954
Leidos Holdings, Inc.	16,403	1,812,039
Lennar Corp., Class A	1,400	209,790
Lennox International, Inc.	705	301,853
Linde PLC	644	260,711
Lockheed Martin Corp.	5,318	2,283,602
Marathon Petroleum Corp.	355	58,788
MarketAxess Holdings, Inc.	1,712	386,073
Marsh & McLennan Cos., Inc.	10,631	2,060,713
Marvell Technology, Inc.	40,303	2,728,513
Masimo Corp. (a)	9,937	1,281,277
Mastercard, Inc., Class A	10,352	4,650,429
Match Group, Inc. (a)	7,142	274,110
McCormick & Co., Inc.	8,337	568,250
McDonald’s Corp.	215	62,935
McKesson Corp.	2,829	1,414,189
Merck & Co., Inc.	7,345	887,129
Meta Platforms, Inc., Class A (a)	3,412	1,331,158
Mettler-Toledo International, Inc. (a)	264	316,058
MGM Resorts International	10,547	457,423
Microsoft Corp. (c)	30,516	12,132,551
Molson Coors Beverage Co., Class B	5,902	364,685
Motorola Solutions, Inc.	9,796	3,129,822
MSCI, Inc., Class A	2,203	1,318,760
Nasdaq, Inc.	5,353	309,243
Netflix, Inc. (a)	870	490,776
Neurocrine Biosciences, Inc. (a)	6,614	924,439
NextEra Energy, Inc.	3,852	225,843
NIKE, Inc., Class B	19,563	1,986,231
NiSource, Inc.	22,272	578,404
Northrop Grumman Corp.	2,415	1,078,925
Nucor Corp.	6,100	1,140,273
NVIDIA Corp.	1,557	957,975
O’Reilly Automotive, Inc. (a)	369	377,505
PACCAR, Inc.	5,137	515,703
Packaging Corp. of America	7,874	1,306,139
Paychex, Inc.	7,312	890,090
PepsiCo, Inc.	17,868	3,011,294

Security	Shares	Value

United States (continued)
PPG Industries, Inc.	2,658	$374,884
Progressive Corp.	3,153	562,022
Prologis, Inc.	6,510	824,752
QUALCOMM, Inc.	1,477	219,349
Regeneron Pharmaceuticals, Inc. (a)	1,165	1,098,339
Republic Services, Inc.	539	92,234
ResMed, Inc.	5,494	1,044,959
Robert Half, Inc.	2,395	190,498
Rollins, Inc.	33,402	1,446,641
Roper Technologies, Inc.	5,579	2,995,923
Royal Caribbean Cruises Ltd. (a)	5,762	734,655
Royalty Pharma PLC, Class A	12,388	351,695
S&P Global, Inc.	10,871	4,874,013
Salesforce, Inc. (a)	1,905	535,476
Sempra	24,174	1,729,891
Skyworks Solutions, Inc.	2,653	277,132
Snap-on, Inc.	4,290	1,243,800
Stryker Corp.	4,233	1,420,087
Synchrony Financial	39,189	1,523,276
Thermo Fisher Scientific, Inc.	6,041	3,255,978
TJX Cos., Inc.	21,651	2,054,896
T-Mobile U.S., Inc.	2,257	363,896
TransDigm Group, Inc.	2,275	2,485,847
Travelers Cos., Inc.	11,225	2,372,516
UiPath, Inc., Class A (a)	22,112	508,134
UnitedHealth Group, Inc.	1,773	907,315
VeriSign, Inc. (a)	13,878	2,760,057
Verisk Analytics, Inc.	13,395	3,235,294
Verizon Communications, Inc.	84,140	3,563,329
Vertex Pharmaceuticals, Inc. (a)	5,804	2,515,338
Visa, Inc., Class A	19,361	5,290,587
Walmart, Inc.	18,302	3,024,405
Walt Disney Co.	6,989	671,293
Warner Bros Discovery, Inc., Series A (a)	606	6,072
Waste Management, Inc.	3,022	560,974
Williams Cos., Inc.	1,745	60,482
Workday, Inc., Class A (a)	2,884	839,446
Xcel Energy, Inc.	14,423	863,505

		203,565,207

Total Long-Term Investments — 96.5% (Cost: $291,284,137)		323,133,080

3

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(d)(e)	11,450,649	$11,450,649

Total Short-Term Securities — 3.4% (Cost: $11,450,649)		11,450,649

Options Purchased — 0.0% (Cost: $8,565)		3,685

Total Investments Before Options Written — 99.9% (Cost: $302,743,351)		334,587,414

Options Written — (0.0)% (Premiums Received: $(3,553))		(8,375)

Total Investments, Net of Options Written — 99.9% (Cost: $302,739,798)		334,579,039

Other Assets Less Liabilities — 0.1%		276,197

Net Assets — 100.0%		$334,855,236

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,818,942	$7,631,707	(a)	$—	$—	$—	$11,450,649	11,450,649	$415,338	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
S&P 500 E-Mini Index	3	03/15/24	$731	$(8,382)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	987,717	USD	1,144,785	UBS AG	03/20/24	$5,621
INR	498,522,204	USD	5,967,103	Citibank N.A.	03/20/24	21,908
USD	51,035	AUD	76,010	Canadian Imperial Bank of Commerce	03/20/24	1,092
USD	1,618,882	CAD	2,167,973	Citibank N.A.	03/20/24	5,342
USD	856,438	DKK	5,731,759	Canadian Imperial Bank of Commerce	03/20/24	23,402
USD	865,841	DKK	5,897,487	Citibank N.A.	03/20/24	8,719
USD	1,412,575	DKK	9,506,487	Deutsche Bank AG	03/20/24	30,932
USD	793,761	DKK	5,447,021	JPMorgan Chase Bank N.A.	03/20/24	2,108
USD	2,646,679	DKK	17,865,917	Morgan Stanley & Co. International PLC	03/20/24	50,102
USD	713,618	EUR	641,296	Citibank N.A.	03/20/24	19,192
USD	847,182	EUR	765,748	Morgan Stanley & Co. International PLC	03/20/24	17,994
USD	13,379,276	EUR	12,129,017	UBS AG	03/20/24	245,404

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Disciplined Volatility Equity Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,350,751	GBP	3,408,935	Morgan Stanley & Co. International PLC	03/20/24	$29,012
USD	795,251	SEK	8,112,837	Barclays Bank PLC	03/20/24	14,202
USD	704,249	JPY	99,026,707	Goldman Sachs International	03/21/24	26,317

						501,347

AUD	2,143,913	USD	1,412,969	Barclays Bank PLC	03/20/24	(4,304)
CHF	2,428,731	USD	2,831,299	UBS AG	03/20/24	(2,527)
HKD	82,704,258	USD	10,606,238	Barclays Bank PLC	03/20/24	(13,986)
SGD	2,330,560	USD	1,761,805	JPMorgan Chase Bank N.A.	03/20/24	(20,892)
SGD	1,188,951	USD	888,684	Morgan Stanley & Co. International PLC	03/20/24	(546)
TWD	154,281,678	USD	5,025,462	Morgan Stanley & Co. International PLC	03/20/24	(65,640)
USD	1,174,997	MXN	20,532,608	Citibank N.A.	03/20/24	(8,675)
JPY	1,853,056,953	USD	13,253,251	Morgan Stanley & Co. International PLC	03/21/24	(567,301)

						(683,871)

						$(182,524)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call STMicroelectronics NV, ADR	67	02/16/24	USD	46.00	USD	296	$3,685

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put STMicroelectronics NV, ADR	67	02/16/24	USD	39.00	USD	296	$(8,375)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/26/24 – 02/24/28	$(7,442,137)	$(513,891	)(c)	$(7,977,347)	18.6%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/24 – 02/18/25	(7,175,946)	1,692,814	(e)	(5,488,424)	11.5

					$1,178,923		$(13,465,771)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $21,319 of net dividends and financing fees.
(e)	Amount includes $5,292 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	0-115 basis points	6-1,244 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

5

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Disciplined Volatility Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 2/26/24 - 2/24/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Brazil
B3 SA - Brasil Bolsa Balcao	263,070	$695,056	(8.7)%
BB Seguridade Participacoes SA	33,802	234,304	(2.9)
Magazine Luiza SA	1,031,044	437,024	(5.5)
Telefonica Brasil SA	110,535	1,145,866	(14.4)
Vibra Energia SA	55,114	264,201	(3.3)
WEG SA	38,211	249,423	(3.1)

		3,025,874

Canada
Enbridge, Inc.	9,031	320,681	(4.0)
George Weston Ltd.	11,937	1,520,926	(19.1)
National Bank of Canada	4,303	329,114	(4.1)
Pembina Pipeline Corp.	10,176	350,516	(4.4)
Power Corp. of Canada	64,030	1,866,440	(23.4)

		4,387,677

Denmark
Genmab A/S	1,514	418,655	(5.2)
Novo Nordisk A/S	15,534	1,775,604	(22.3)

		2,194,259

Finland
Elisa OYJ	50,040	2,279,895	(28.6)

Germany
Bechtle AG	5,875	304,635	(3.8)
Deutsche Lufthansa AG	56,156	466,958	(5.9)
Deutsche Telekom AG	16,421	403,100	(5.0)
RWE AG	37,925	1,400,404	(17.6)
Zalando SE	11,558	230,774	(2.9)

		2,805,871

Mexico
Wal-Mart de Mexico SAB de CV	166,693	688,699	(8.6)

Netherlands
ABN AMRO Bank NV, CVA	15,744	231,711	(2.9)
ING Groep NV	33,374	474,193	(6.0)
Koninklijke KPN NV	329,106	1,119,533	(14.0)

		1,825,437

New Zealand
Xero Ltd.	6,962	498,330	(6.3)

Norway
Orkla ASA	52,173	408,678	(5.1)

South Africa
Vodacom Group Ltd.	24,659	122,962	(1.5)

Spain
Aena SME SA, Class A	797	140,995	(1.8)
Banco Santander SA	73,747	296,394	(3.7)

		437,389

Security	Shares	Value	% of Basket Value

Sweden
Swedbank AB	13,261	$272,176	(3.4)%
Telia Co. AB	643,162	1,658,825	(20.8)
Volvo Car AB, Class B	171,602	447,367	(5.6)

		2,378,368

Switzerland
Kuehne & Nagel International AG, Registered Shares	4,833	1,637,805	(20.5)
Novartis AG, Registered Shares	27,025	2,794,756	(35.1)
SGS SA	3,968	368,846	(4.6)
Swisscom AG, Registered Shares	842	503,755	(6.3)

		5,305,162

United States
Nestle SA	2,090	239,572	(3.0)
Roche Holding AG	667	189,906	(2.4)

		429,478

Zambia
First Quantum Minerals Ltd.	52,710	478,309	(6.0)

Total Reference Entity — Long		27,266,388

Reference Entity — Short

Common Stocks

Belgium
Lotus Bakeries	(39)	(332,542)	4.2

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	(20,262)	(322,513)	4.1
Hapvida Participacoes e Investimentos S/A	(1,389,350)	(1,088,059)	13.6

		(1,410,572)

Canada
Element Fleet Management Corp.	(38,655)	(652,085)	8.2
Ivanhoe Mines Ltd.	(2,264)	(23,761)	0.3

		(675,846)

Chile
Lundin Mining Corp.	(21,501)	(175,597)	2.2

China
C&D International Investment Group Ltd.	(121,543)	(200,705)	2.5
China Vanke Co., Ltd., Class H	(311,000)	(244,694)	3.1
Country Garden Services Holdings Co. Ltd.	(41,000)	(27,084)	0.3
CSPC Pharmaceutical Group Ltd.	(446,000)	(328,118)	4.1
Hansoh Pharmaceutical Group Co., Ltd.	(198,000)	(297,385)	3.7
Lenovo Group Ltd.	(228,000)	(238,732)	3.0
XPeng, Inc., Class A	(97,300)	(405,220)	5.1

		(1,741,938)

Finland
Metso Corporation	(36,931)	(369,112)	4.6
Nokia OYJ	(177,104)	(640,270)	8.0

		(1,009,382)

France
Remy Cointreau SA	(3,141)	(318,259)	4.0
Sartorius Stedim Biotech	(2,484)	(669,282)	8.4

		(987,541)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value

Germany
Puma SE	(7,876)	$(316,960)	4.0%

Italy
Nexi SpA	(33,032)	(253,371)	3.2

Japan
Advantest Corp.	(21,400)	(851,673)	10.7
Disco Corp.	(1,000)	(271,694)	3.4
Lasertec Corp.	(4,200)	(1,093,802)	13.7
Rakuten Group, Inc.	(230,900)	(1,014,288)	12.7
Sony Group Corp.	(3,800)	(372,660)	4.7

		(3,604,117)

Mexico
Industrias Penoles SAB de CV	(40,364)	(530,807)	6.7

Netherlands
Heineken Holding NV	(4,609)	(386,730)	4.8

Norway
Salmar ASA	(29,692)	(1,648,215)	20.7

Poland
Cyfrowy Polsat SA	(111,422)	(301,615)	3.8

Singapore
Sea Ltd.	(5,054)	(192,760)	2.4

South Korea
Delivery Hero SE	(20,716)	(470,031)	5.9
LG Energy Solution Ltd.	(2,348)	(666,458)	8.3
Yuhan Corp.	(9,190)	(406,191)	5.1

		(1,542,680)

Sweden
Beijer Ref AB, Class B	(103,509)	(1,409,274)	17.7
EQT AB	(27,409)	(735,990)	9.2
Skanska AB	(45,624)	(791,102)	9.9

		(2,936,366)

Switzerland
Bachem Holding AG	(3,775)	(252,713)	3.2
DSM-Firmenich AG	(12,992)	(1,373,651)	17.2
Swiss Life Holding AG	(2,321)	(1,666,775)	20.9

		(3,293,139)

United States
Airbnb, Inc., Class A	(4,848)	(698,791)	8.8
Alexandria Real Estate Equities, Inc.	(1,874)	(226,567)	2.8
Avantor, Inc.	(10,541)	(242,338)	3.0
Blackstone, Inc., Class A	(2,613)	(325,188)	4.1
Boston Properties, Inc.	(18,242)	(1,213,093)	15.2
Celsius Holdings, Inc.	(7,788)	(388,621)	4.9
Coinbase Global, Inc., Class A	(4,417)	(566,259)	7.1
Darling Ingredients, Inc.	(11,298)	(489,203)	6.1
Dollar General Corp.	(5,297)	(699,575)	8.8
Enphase Energy, Inc.	(4,799)	(499,720)	6.3
Entegris, Inc.	(14,462)	(1,702,177)	21.3
EQT Corp.	(15,580)	(551,532)	6.9
GE HealthCare, Inc.	(11,442)	(839,385)	10.5
Illumina, Inc.	(3,795)	(542,723)	6.8
Jabil, Inc.	(1,816)	(227,527)	2.8
ON Semiconductor Corp.	(3,374)	(239,993)	3.0
Rivian Automotive, Inc., Class A	(16,993)	(260,163)	3.3
Robinhood Markets, Inc., Class A	(22,939)	(246,365)	3.1
Super Micro Computer, Inc.	(721)	(381,849)	4.8

Security	Shares	Value	% of Basket Value

United States (continued)
Unity Software, Inc.	(11,493)	$(372,373)	4.7%
VF Corp.	(52,092)	(857,434)	10.7
Walgreens Boots Alliance, Inc.	(18,778)	(423,819)	5.3
Waters Corp.	(4,096)	(1,301,340)	16.3
Western Digital Corp.	(3,891)	(222,760)	2.8
Zebra Technologies Corp.	(761)	(182,297)	2.3

		(13,701,092)

Preferred Stocks

Germany
Sartorius AG	(555)	(202,465)	2.5

Total Reference Entity — Short		(35,243,735)

Net Value of Reference Entity — Citibank N.A.		$(7,977,347)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 2/8/24 - 2/18/25:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Brambles Ltd.	44,864	$427,767	(7.8)%
Woolworths Group Ltd.	27,763	652,013	(11.9)

		1,079,780

Belgium
Ageas SA/NV	11,402	489,967	(8.9)

Brazil
Lojas Renner SA	193,623	627,250	(11.4)

Canada
Franco-Nevada Corp.	17,372	1,879,528	(34.3)
Metro, Inc.	9,244	485,354	(8.8)
West Fraser Timber Co. Ltd.	4,643	369,209	(6.7)

		2,734,091

China
Prosus NV	65,948	1,962,064	(35.7)

France
La Francaise des Jeux SAEM	3,894	157,838	(2.9)

Germany
Scout24 SE	3,955	291,208	(5.3)

Netherlands
Koninklijke Ahold Delhaize NV	88,112	2,477,987	(45.2)

Norway
Kongsberg Gruppen ASA	7,135	363,624	(6.6)
Telenor ASA	81,498	904,306	(16.5)

		1,267,930

Poland
Powszechny Zaklad Ubezpieczen SA	163,669	1,970,601	(35.9)

Saudi Arabia
Arabian Internet & Communications Services Co.	4,185	365,144	(6.6)

7

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value

Saudi Arabia (continued)
Dr Sulaiman Al Habib Medical Services Group Co.	3,517	$271,872	(5.0)%
Mouwasat Medical Services Co.	4,182	132,164	(2.4)
Saudi Telecom Co.	49,402	537,573	(9.8)

		1,306,753

South Africa
Discovery Ltd.	54,709	404,798	(7.4)

Sweden
Getinge AB, B Shares	16,670	356,357	(6.5)
Swedbank AB	5,683	116,641	(2.1)

		472,998

Switzerland
Julius Baer Group Ltd.	4,084	222,339	(4.1)

United States
Roche Holding AG	205	62,100	(1.1)

Total Reference Entity — Long		15,527,704

Reference Entity — Short

Common Stocks

Australia
CAR Group Ltd.	(38,344)	(823,296)	15.0
Endeavour Group Ltd.	(165,528)	(605,789)	11.1
Mineral Resources Ltd.	(39,734)	(1,532,493)	27.9

		(2,961,578)

Brazil
Hapvida Participacoes e Investimentos S/A	(841,953)	(659,369)	12.0
Localiza Rent a Car SA	(58,075)	(634,390)	11.6

		(1,293,759)

Canada
Ivanhoe Mines Ltd., Class A	(73,637)	(772,820)	14.1

China
Country Garden Services Holdings Co. Ltd.	(534,000)	(352,756)	6.4
Flat Glass Group Co. Ltd., Class H	(301,000)	(452,710)	8.2
Genscript Biotech Corp.	(128,000)	(212,469)	3.9
Microport Scientific Corp.	(508,700)	(375,681)	6.8
XPeng, Inc., Class A	(257,800)	(1,073,647)	19.6

		(2,467,263)

Hong Kong
Nine Dragons Paper Holdings Ltd.	(993,000)	(367,893)	6.7

Italy
Telecom Italia SpA	(3,032,743)	(914,091)	16.7

Japan
Rakuten Group, Inc.	(34,200)	(150,232)	2.7

Poland
CD Projekt SA	(16,467)	(429,835)	7.8
Dino Polska SA	(3,607)	(389,295)	7.1

		(819,130)

Security	Shares	Value	% of Basket Value

South Africa
Harmony Gold Mining Co. Ltd.	(140,854)	$(880,442)	16.0%

South Korea
F&F Co., Ltd.	(2,047)	(108,709)	2.0
Kakao Corp.	(3,192)	(124,826)	2.3
L&F Co. Ltd.	(2,157)	(229,982)	4.2
Lotte Chemical Corp.	(3,730)	(364,852)	6.6
POSCO Future M Co. Ltd.	(3,852)	(725,581)	13.2
POSCO Holdings, Inc.	(3,322)	(1,054,005)	19.2
SKC Co. Ltd.	(2,688)	(154,110)	2.8
Yuhan Corp.	(6,364)	(281,284)	5.1

		(3,043,349)

Sweden
Beijer Ref AB, Class B	(10,952)	(149,111)	2.7

Taiwan
Powerchip Semiconductor Manufacturing Corp.	(402,000)	(345,650)	6.3

United Kingdom
Ocado Group PLC	(39,284)	(269,092)	4.9
Pepco Group NV	(50,728)	(277,751)	5.1

		(546,843)

United States
Ares Management Corp., Class A	(6,865)	(833,960)	15.2
Celanese Corp., Class A	(6,181)	(904,219)	16.5
Charles River Laboratories International, Inc.	(1,281)	(277,055)	5.1
Confluent, Inc., Class A	(9,547)	(213,471)	3.9
Lucid Group, Inc.	(140,343)	(474,359)	8.6
Revvity, Inc.	(10,276)	(1,101,382)	20.1
Take-Two Interactive Software, Inc.	(9,466)	(1,561,227)	28.4

		(5,365,673)

		(20,077,834)

Preferred Stocks

Germany
Sartorius AG	(2,571)	(937,907)	17.1

		(937,907)

Rights

Brazil
Localiza Rent a Car SA, (Expires 02/19/24, Strike Price BRL 45.35)	(213)	(387)	0.0

		(387)

Total Reference Entity — Short		(21,016,128)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(5,488,424)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
China	$705,504	$20,367,628	$—	$21,073,132
Denmark	—	7,852,711	—	7,852,711
France	—	7,819,798	—	7,819,798
Germany	—	556,416	—	556,416
Hong Kong	—	3,707,236	—	3,707,236
India	—	11,100,538	—	11,100,538
Indonesia	—	652,703	—	652,703
Ireland	1,196,291	980,609	—	2,176,900
Italy	—	4,666,807	—	4,666,807
Japan	—	25,729,859	—	25,729,859
Mexico	294,055	—	—	294,055
Netherlands	—	8,820,503	—	8,820,503
Singapore	—	164,178	—	164,178
South Korea	—	5,857,500	—	5,857,500
Sweden	—	922,409	—	922,409
Switzerland	—	1,243,161	—	1,243,161
Taiwan	—	11,101,585	—	11,101,585
United Kingdom	—	5,828,382	—	5,828,382
United States	203,565,207	—	—	203,565,207
Short-Term Securities
Money Market Funds	11,450,649	—	—	11,450,649
Options Purchased Equity Contracts	3,685	—	—	3,685

	$217,215,391	$117,372,023	$—	$334,587,414

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,692,814	$—	$1,692,814
Foreign Currency Exchange Contracts	—	501,347	—	501,347

9

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(16,757)	$(513,891)	$—	$(530,648)
Foreign Currency Exchange Contracts	—	(683,871)	—	(683,871)

	$(16,757)	$996,399	$—	$979,642

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10